Acquisition of Subsidiary (Details Textual) - USD ($)		12 Months Ended
	Jan. 13, 2017	Dec. 31, 2017	Oct. 31, 2017	Jan. 11, 2017	Aug. 31, 2015
Acquisition of Subsidiary (Textual)
Cash proceeds	$ 2,000,000
Ordinary shares issued	11,292,508
Loans					$ 430,000
Cash consideration paid	$ 167,157
Fair value of ordinary shares issued price per share				$ 0.16
ADS [Member]
Acquisition of Subsidiary (Textual)
Fair value of ordinary shares issued price per share				$ 3.14
TyrNovo [Member]
Acquisition of Subsidiary (Textual)
Cash proceeds	$ 2,000,000
Percentage of ordinary shares acquired	65.00%		27.00%
Ordinary shares issued	9,570		13,169,689
Loans	$ 101,157
Contributed losses		$ 2,088,000
TyrNovo [Member] | ADS [Member]
Acquisition of Subsidiary (Textual)
Ordinary shares issued			658,484
GHP [Member]
Acquisition of Subsidiary (Textual)
Ordinary shares issued	11,292,508